Consolidated Condensed Statement of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income after tax available to common shareholders	$ (1,281,940)	$ (906,006)
Adjustment to reconcile net income to net cash used in operating activities:
Deferred Tax expenses	(31,380)	78,663
Current Tax expenses		178,287
Depreciation and Amortization of intangible assets	453,791	301,375
Fair value gain on share warrant liability	(2,106)
Expected credit loss on trade receivables	16,177	51,242
Loss on deconsolidation of subsidiaries	1,000
Remeasurement of the net defined benefit plans	14,957	19,881
Write off	11,017
Write back	(50,113)	(360,842)
Finance costs	619,593	233,435
Change in operating assets and liabilities:
Trade receivable	(1,606,939)	(513,606)
Other financial assets	34,224	(45,192)
Other assets	(679,268)	(324,827)
Trade payable	2,843,513	(234,498)
Other financial liabilities	(41,711)	(190,210)
Other current liabilities	164,204
Tax (paid)/refund(net)	(92,759)	(145,789)
Net cash used in operating activities	372,260	(1,858,087)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(1,975,419)	(4,304,457)
Investment in shares of subsidiary - Sri Sai - net		(633,679)
Goodwill purchased on business combination		(763,210)
Network acquisition advance	(502,504)	(380,207)
Net cash used in investing activities	(2,477,923)	(6,081,553)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short term borrowings -net	1,120,597
Proceeds from short term borrowings - Preferred Conertible Security - Net	854,000
Proceeds from short term borrowings- Related party	12,131	350,443
Repayment of short term borrowings - Promissory notes net		(1,000,000)
Proceeds from issue of equity shares - Referred note below		12,468,011
Proceeds/(Repayment) from financial institutions(net)	(6,410)
Interest, commission, and other charges paid	(100,259)	(210,096)
Net cash provided by (used in) financing activities	1,880,059	11,608,358
Net increase (decrease) in cash and cash equivalents	(225,604)	3,668,718
CASH AND CASH EQUIVALENTS – beginning of period	311,810	8,758
Effects of exchange rate changes on cash and cash equivalents	(1,098)	(5,792)
Acquired in Business Combination (refer to Note 20)		432,138
CASH AND CASH EQUIVALENTS – end of period	$ 85,108	$ 4,103,822